UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2015 – February 29, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 0.3%
Industrial - 0.3%
Project Silverback Holdings*,†††,1	228	$257,287
Project Silverback Holdings*,†††,1,6	94,522	82,234
Ursa Insulation B.V.*,†††,1	5,282	1
Total Industrial		339,522
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	4,839,202	345
*,1	–	–
Total Common Stocks
(Cost $2,060,958)		339,867
PREFERRED STOCKS† - 3.4%
Financial - 1.7%
Bank of America Corp., Series X
6.25%2,3	1,150,000	1,112,625
Citigroup, Inc., Series M
6.30%2,3	1,100,000	1,028,500
Total Financial		2,141,125
Transportation - 1.7%
Seaspan Corp.
6.38%	88,000	2,072,400
	–	–
Total Preferred Stocks
(Cost $4,432,101)		4,213,525
SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%10
(Cost $1,481,973)	1,481,973	1,481,973

	Face
	Amount~	Value
CORPORATE BONDS†† - 67.4%
Consumer, Non-cyclical - 11.7%
Vector Group Ltd.
7.75% due 02/15/21	2,331,000	2,482,515
Opal Acquisition, Inc.
8.88% due 12/15/214	2,950,000	2,197,750
ADT Corp.
6.25% due 10/15/21	2,200,000	2,145,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/224	2,200,000	1,980,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/174,6	1,950,000	1,979,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/214	1,400,000	1,414,000
Central Garden & Pet Co.
6.13% due 11/15/23	1,150,000	1,173,000
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/214	850,000	875,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 67.4% (continued)
Consumer, Non-cyclical - 11.7% (continued)
R&R Ice Cream plc
8.25% due 05/15/209	200,000 AUD	$142,638
Total Consumer, Non-cyclical		14,389,653
Energy - 9.7%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/194	3,300,000	3,002,999
CONSOL Energy, Inc.
8.00% due 04/01/23	2,500,000	1,675,000
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,550,000	1,057,875
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	1,200,000	867,000
Comstock Resources, Inc.
10.00% due 03/15/204,6	2,225,000	806,563
FTS International, Inc.
8.14% due 06/15/202,4,6	1,100,000	672,299
6.25% due 05/01/22	1,175,000	123,375
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	2,051,000	287,140
9.25% due 08/15/21	1,975,000	276,500
Gibson Energy, Inc.
6.75% due 07/15/214	650,000	552,500
SandRidge Energy, Inc.
8.75% due 06/01/204,6	2,725,000	524,835
Ultra Resources, Inc.
4.66% due 10/12/22†††,6	700,000	427,105
QEP Resources, Inc.
6.88% due 03/01/21	450,000	324,000
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	650,000	190,125
6.38% due 06/15/23	400,000	108,000
Whiting Petroleum Corp.
5.75% due 03/15/21	550,000	257,125
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/226	2,200,000	220,000
TerraForm Power Operating LLC
6.13% due 06/15/254	250,000	183,750
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/225,6,9	796,100	123,794
IronGate Energy Services LLC
11.00% due 07/01/186,9	240,000	97,200
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/216	750,000	75,000

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 67.4% (continued)
Energy - 9.7% (continued)
Ultra Petroleum Corp.
5.75% due 12/15/184,6	500,000	$25,000
Total Energy		11,877,185
Industrial - 8.7%
LMI Aerospace, Inc.
7.38% due 07/15/19	3,110,000	2,900,075
Novelis, Inc.
8.75% due 12/15/20	1,650,000	1,530,375
8.38% due 12/15/17	850,000	845,750
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/234	1,400,000	1,302,000
CEVA Group plc
7.00% due 03/01/214	1,350,000	1,086,750
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/224	1,000,000	995,000
CNH Industrial Capital LLC
4.38% due 11/06/20	600,000	576,000
Standard Industries, Inc.
5.50% due 02/15/234	450,000	455,625
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,4,6	429,844	430,489
Coveris Holdings S.A.
7.88% due 11/01/194,6	450,000	357,750
GCP Applied Technologies, Inc.
9.50% due 02/01/234	225,000	240,750
Total Industrial		10,720,564
Financial - 7.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/204	2,100,000	1,617,000
7.50% due 04/15/214	1,100,000	825,000
National Financial Partners Corp.
9.00% due 07/15/214	2,000,000	1,760,000
Majid AL Futtaim Holding
7.13% due 12/31/49	1,500,000	1,556,250
NewStar Financial, Inc.
7.25% due 05/01/206	1,125,000	1,001,250
Prosight Global Inc.
7.50% due 11/26/20†††,6	650,000	683,436
Lock AS
7.00% due 08/15/21	600,000 EUR	650,043
HUB International Ltd.
9.25% due 02/15/214	600,000	613,500
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	450,000 GBP	596,247
Greystar Real Estate Partners LLC
8.25% due 12/01/224	400,000	413,000
Total Financial		9,715,726
Consumer, Cyclical - 7.7%
WMG Acquisition Corp.
6.75% due 04/15/224	3,200,000	3,008,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 67.4% (continued)
Consumer, Cyclical - 7.7% (continued)
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	1,750,000	$1,338,750
6.75% due 01/15/22	350,000	252,000
6.75% due 06/15/234,6	50,000	35,875
Hanesbrands, Inc.
6.38% due 12/15/20	1,400,000	1,449,000
Nathan's Famous, Inc.
10.00% due 03/15/204	1,300,000	1,365,000
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20	1,120,000	1,131,200
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	400,000	423,000
L Brands, Inc.
6.88% due 11/01/354	250,000	265,625
Men's Wearhouse, Inc.
7.00% due 07/01/226	200,000	149,000
Total Consumer, Cyclical		9,417,450
Communications - 8.0%
Sprint Communications, Inc.
9.00% due 11/15/184	2,200,000	2,283,820
6.00% due 11/15/22	150,000	105,750
7.00% due 03/01/204,6	50,000	49,125
DISH DBS Corp.
5.88% due 11/15/24	2,000,000	1,797,100
Interoute Finco plc
7.38% due 10/15/20	1,500,000 EUR	1,699,320
Avaya, Inc.
7.00% due 04/01/194	2,200,000	1,353,000
TIBCO Software, Inc.
11.38% due 12/01/214	1,000,000	817,500
Sprint Corp.
7.88% due 09/15/23	600,000	444,000
7.63% due 02/15/25	100,000	71,500
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/234	500,000	508,750
CSC Holdings LLC
6.75% due 11/15/21	400,000	406,000
Numericable-SFR S.A.
6.00% due 05/15/224	250,000	247,500
Total Communications		9,783,365
Technology - 5.4%
Epicor Software
9.25% due 06/21/23†††,1,6	3,000,000	2,800,500
Infor US, Inc.
6.50% due 05/15/224	2,650,000	2,298,875
Audatex North America, Inc.
6.13% due 11/01/234	1,000,000	1,010,000
Aspect Software, Inc.
10.63% due 05/15/17†††,1,5	1,100,000	581,394
Total Technology		6,690,769
Basic Materials - 3.6%
Eldorado Gold Corp.
6.13% due 12/15/204	2,100,000	1,756,125

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 67.4% (continued)
Basic Materials - 3.6% (continued)
TPC Group, Inc.
8.75% due 12/15/204	2,025,000	$1,275,750
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/199	1,401,000	1,078,770
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1,6	1,221,786	342,100
1.00% due 09/10/44†††,1	25,570	–
Total Basic Materials		4,452,745
Diversified - 2.5%
HRG Group, Inc.
7.88% due 07/15/19	3,000,000	3,127,500
Utilities - 2.2%
Terraform Global Operating LLC
9.75% due 08/15/224	3,150,000	2,260,125
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/234	500,000	466,250
Total Utilities		2,726,375
Total Corporate Bonds
(Cost $105,593,390)		82,901,332
SENIOR FLOATING RATE INTERESTS†† - 57.8%
Industrial - 15.7%
Ursa Insulation B.V.
7.75% due 04/26/20†††,1,6	1,511,071 EUR	1,643,809
7.75% due 04/26/21†††,1,6	1,144,366 EUR	1,410,462
25.00% due 04/26/21†††,1,6	150,240 EUR	176,055
Flakt Woods
4.75% due 03/20/17†††,1,6	2,501,384 EUR	2,693,026
Mitchell International, Inc.
8.50% due 10/11/216	2,350,000	1,891,749
NVA Holdings, Inc.
8.00% due 08/12/226	1,650,000	1,513,875
AlliedBarton Security Services LLC
8.00% due 08/13/216	1,452,055	1,270,548
Doncasters Group Ltd.
9.50% due 10/09/206	1,351,724	1,209,793
HBC Hardware Holdings
6.75% due 03/30/20†††,6	987,500	962,813
Camp Systems International
8.25% due 11/29/196	1,000,000	900,000
NaNa Development Corp.
8.00% due 03/15/186	1,041,176	885,000
National Technical
7.00% due 06/12/21†††,1,6	884,965	876,657
Bioplan USA, Inc.
5.75% due 09/23/216	970,000	809,950
Wencor Group
7.75% due 06/19/226	900,000	630,000
1.66% due 06/19/196	192,308	177,433
Ranpak
8.25% due 10/03/226	900,000	720,000
API Technologies Corp.
10.00% due 02/06/18†††,1,6	550,045	547,299
Hillman Group, Inc.
2.65% due 06/28/196	488,571	452,921

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS†† - 57.8% (continued)
Industrial - 15.7% (continued)
LSFP Cypress
7.25% due 10/09/226	450,000	$424,877
Omnitracs, Inc.
8.75% due 05/25/216	150,000	137,250
Total Industrial		19,333,517
Consumer, Non-cyclical - 10.5%
CTI Foods Holding Co. LLC
8.25% due 06/28/216	3,430,000	3,052,701
Reddy Ice Holdings, Inc.
10.75% due 10/01/196	4,000,000	2,610,001
Taxware Holdings
7.50% due 04/01/22†††,1,6	1,691,500	1,710,463
AdvancePierre Foods, Inc.
9.50% due 10/10/176	1,332,000	1,313,126
IHC Holding Corp.
7.00% due 04/30/21†††,1,6	1,243,750	1,227,682
Arctic Glacier Holdings, Inc.
6.00% due 05/10/196	1,114,128	1,058,421
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/216	987,500	955,406
1.14% due 08/19/216	75,000	70,217
Pelican Products, Inc.
9.25% due 04/09/216	550,000	495,000
Targus Group International, Inc.
13.75% due 05/24/166	382,484	219,928
15.00% due 12/31/19†††,1,6	99,295	99,295
Targus International LLC
15.00% due 12/31/19†††,1,6	33,098	33,098
Total Consumer, Non-cyclical		12,845,338
Technology - 9.2%
Greenway Medical Technologies
9.25% due 11/04/216	2,200,000	1,650,000
6.00% due 11/04/206	1,960,000	1,577,800
TIBCO Software, Inc.
6.50% due 12/04/206	2,673,000	2,352,240
Advanced Computer Software
10.50% due 01/31/236	1,600,000	1,504,000
6.50% due 03/18/226	893,250	839,655
Sparta Holding Corp.
6.50% due 07/28/20†††,1,6	1,719,102	1,706,467
Aspect Software, Inc.
9.25% due 05/09/166	1,832,901	1,663,358
Total Technology		11,293,520
Consumer, Cyclical - 7.5%
Sky Bet Cyan Blue HoldCo
6.50% due 02/25/226	1,500,000 GBP	2,074,923
ABRA Auto Body
8.25% due 09/19/226	2,350,000	2,068,000
Sears Holdings Corp.
5.50% due 06/30/186	1,974,747	1,815,543
PETCO Animal Supplies, Inc.
5.75% due 01/26/236	1,300,000	1,272,794

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS†† - 57.8% (continued)
Consumer, Cyclical - 7.5% (continued)
DLK Acquisitions BV
8.50% due 08/28/196	400,000 EUR	$434,324
4.03% due 02/28/196	250,000 EUR	264,191
BBB Industries, LLC
3.05% due 11/04/196	722,857	648,923
Transfirst
9.00% due 11/11/226	600,000	597,750
Advantage Sales & Marketing, Inc.
0.86% due 07/21/196	90,000	82,111
Total Consumer, Cyclical		9,258,559
Communications - 7.2%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/206	3,607,817	3,460,510
GOGO LLC
11.25% due 03/21/186	1,974,674	1,964,801
7.50% due 03/21/186	603,523	573,347
Anaren, Inc.
9.25% due 08/18/216	2,200,000	2,007,500
Proquest LLC
10.00% due 12/15/226	850,000	823,438
Total Communications		8,829,596
Utilities - 2.6%
Panda Temple II Power
7.25% due 04/03/196	3,000,000	2,475,000
Stonewall (Green Energy)
6.50% due 11/12/216	450,000	402,750
Panda Sherman
9.00% due 09/14/186	400,000	343,000
Total Utilities		3,220,750
Energy - 2.2%
Invenergy Thermal
6.50% due 10/19/226	2,493,750	2,294,250
Cactus Wellhead
7.00% due 07/31/206	1,382,500	414,750
Total Energy		2,709,000
Financial - 1.2%
Expert Global Solutions, Inc.
8.50% due 04/03/186	1,020,404	998,292
Integro Parent, Inc.
6.75% due 10/31/226	550,000	523,385
Total Financial		1,521,677
Transportation - 0.9%
Ceva Group Plc (United Kingdom)
6.50% due 03/19/216	330,889	254,785
1.88% due 03/19/19†††,1,6	140,000	122,584
Ceva Logistics US Holdings
6.50% due 03/19/216	472,871	364,111
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/216	342,831	263,980

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS†† - 57.8% (continued)
Transportation - 0.9% (continued)
Ceva Logistics Canada, ULC
6.50% due 03/19/216	59,109	$45,514
Total Transportation		1,050,974
Basic Materials - 0.8%
Ennis Flint Road Infrastructure
7.75% due 09/30/216	960,000	892,801
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/196	394,872	93,387
9.00% due 11/08/16†††,1,6	47,803	46,017
Total Basic Materials		1,032,205
Total Senior Floating Rate Interests
(Cost $80,453,947)		71,095,136
ASSET BACKED SECURITIES†† - 14.8%
Collateralized Loan Obligations - 9.5%
Newstar Commercial Loan Funding LLC
2013-1A, 5.87% due 09/20/232,4,6	1,500,000	1,424,873
THL Credit Wind River 2014-1 CLO Ltd.
2014-1A, 5.57% due 04/18/262,4,6	1,500,000	925,626
COA Summit CLO Limited
2014-1AC, 4.47% due 04/20/232,4,6	1,000,000	870,337
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.35% due 10/22/262,4,6	1,000,000	868,525
CIFIC 2014-1X E
5.12% due 04/18/256	1,340,000	819,641
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 5.62% due 07/23/252,4,6	830,000	671,578
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.87% due 07/25/252,4	750,000	637,633
Denali Capital CLO X Ltd.
2013-1A, 6.37% due 04/28/252,4,6	1,000,000	620,511
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.43% due 10/15/232,4,6	500,000	476,605
Highbridge Loan Management Ltd.
2014-1A, 4.82% due 09/20/222,4,6	500,000	468,411
Cerberus Onshore II CLO LLC
2014-1A, 4.62% due 10/15/232,4,6	500,000	462,081
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.49% due 10/10/262,4,6	500,000	456,127
Treman Park CLO Ltd.
2015-1A, due 04/20/274,6,7	500,000	454,991

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 14.8% (continued)
Collateralized Loan Obligations - 9.5% (continued)
NXT Capital CLO 2013-1 LLC
2013-1A, 4.77% due 04/25/242,4,6	500,000	$451,479
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.52% due 10/15/262,4,6	500,000	448,891
Cent CLO 16, LP
2014-16A, 4.87% due 08/01/242,4,6	500,000	446,267
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/284,6,7	600,000	397,700
TCW Global Project Fund II Ltd.
2004-1A, 2.57% due 06/24/162,4,6	466,033	387,972
Babson CLO Limited
2012-2A, due 05/15/234,6,7	1,000,000	371,394
Total Collateralized Loan Obligations		11,660,642
Transportation - 3.1%
AASET
2014-1, 7.38% due 12/15/292	910,256	901,154
2014-1 C, 10.00% due 12/15/29†††	457,839	458,000
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/384,6,8	1,201,624	1,218,145
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/294	443,826	438,289

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 14.8% (continued)
Transportation - 3.1% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/486,9	350,710	$345,508
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††,6	437,500	434,219
Total Transportation		3,795,315
Collateralized Debt Obligations - 1.8%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/306,9	1,000,000	1,028,757
RAIT CRE CDO I Ltd.
2006-1X, 0.75% due 11/20/466	798,176	715,162
FDF I Ltd.
2015-1A, 6.88% due 11/12/30†††,4,6	500,000	501,035
Total Collateralized Debt Obligations		2,244,954
Financial - 0.4%
NCBJ 2015-1 A
5.88% due 07/08/22†††,6	500,000	509,230
Total Asset Backed Securities
(Cost $19,815,102)		18,210,141
MORTGAGE BACKED SECURITIES†† - 0.2%
Residential Mortgage Backed Securities - 0.2%
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 4.65% due 10/25/366,8	491,294	290,116
Total Mortgage Backed Securities
(Cost $345,900)		290,116
Total Investments - 145.1%
(Cost $214,183,371)		$178,532,090
Other Assets & Liabilities, net - (45.1)%		(55,454,048)
Total Net Assets - 100.0%		$123,078,042

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $17,414,650, (cost $21,988,386) or 14.1% of total net assets.
2	Variable rate security. Rate indicated is rate effective at February 29, 2016.
3	Perpetual maturity.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $56,311,100 (cost $67,389,916), or 45.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Security is in default of interest and/or principal obligations.
6
All or a portion of these securities have been physically segregated or earmarked in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 29, 2016, the total market value of the segregated or earmarked securities was $95,920,713.

7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
8	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
9
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,816,667 (cost $3,924,595), or 2.3% of total net assets.

10	Rate indicated is the 7-day yield as of February 29, 2016.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

AUD	Australian Dollar
BV	Limited Liability Company
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	Great Britain Pound
LLC	Limited Liability Company
LP	Limited Partnership
NV	Publicly Traded Company
plc	Public Limited Company
SA	Corporation

See Sector Classification in the Supplemental Information section.

The following tables summarize the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$-	$-		$339,867	$339,867
Preferred Stocks	4,213,525	-		-	4,213,525
Short Term Investments	1,481,973	-		-	1,481,973
Corporate Bonds	-	76,578,433		6,322,899	82,901,332
Senior Floating Rate Interests	-	57,839,409		13,255,727	71,095,136
Asset Backed Securities	-	16,307,657		1,902,484	18,210,141
Mortgage Backed Securities	-	290,116		-	290,116
Forward Foreign Currency Exchange Contracts	-	332,181	*	-	332,181
Total Assets	$5,695,498	$151,347,796		$21,820,977	$178,864,271

Liabilities:
Unfunded Commitments	$-	$1,098,927		$-	$1,098,927
Total Liabilities	$-	$1,098,927		$-	$1,098,927
*Other financial instruments may include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 2/29/2016	Valuation Technique	Unobservable Inputs
Asset Backed Securities	$ 1,393,254	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Asset Backed Securities	509,230	Traded Price	Indicative Quote
Corporate Bonds	1,541,030	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Corporate Bonds	4,439,769	Enterprise Value	Valuation Multiple*
Corporate Bonds	342,100	Modeled Price	Liquidation Value
Common Stocks	339,522	Enterprise Value	Valuation Multiple*
Common Stocks	345	Modeled Price	Liquidation Value
Senior Floating Rate Interests	962,813	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Senior Floating Rate Interests	12,292,914	Enterprise Value	Valuation Multiple*
*Valuation multiples utilized ranged from 6.7 to 12.6.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

As of February 29, 2016, the Fund had securities with a total value of $5,331,999 transferred from Level 2 to Level 3 and a security with a value of $345 transferred from Level 1 to Level 3 due to lack of multiple vendor prices.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Level 3 - Fair Value measurement using significant unobservable inputs
	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Beginning Balance	$10,253,395	$-	$3,868,867	$229,590	$14,351,852
Purchases	4,296,495	1,454,174	-	285,121	6,035,790
Paydowns Received	(616,794)	-	(30,000)	-	(646,794)
Payment-in-kind Distributions
Received	(14,099)	-	(108,294)	-	(122,393)
Total change in unrealized gains
or losses included in earnings	278,498	14,091	(1,220,057)	(175,189)	(1,102,657)
Sales	(2,027,165)	-	-	-	(2,027,165)
Transfers into Level 3	1,085,397	434,219	3,812,383	345	5,332,344
Ending Balance	$13,255,727	$1,902,484	$6,322,899	$339,867	$21,820,977
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$(92,519)	$14,091	$(1,220,057)	$(175,189)	$(1,473,674)

At February 29, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:
Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	9/26/2019	$ 2,000,000	$ 190,191
Advantage Sales and Marketing	7/25/2019	900,000	71,003
American Seafood	8/19/2021	375,000	50,887
American Stock Transfer	6/26/2018	400,000	24,752
BBB Industries, LLC	10/17/2019	377,143	38,575
CEVA Group, PLC	3/19/2019	360,000	44,784
Eyemart Express	12/18/2019	1,000,000	92,223
Hillman Group, Inc.	6/13/2019	385,714	30,021
IntraWest Holdings, S.A.R	12/10/2018	1,100,00	24,391
Learning Care Group	5/5/2019	500,000	45,209
Lincoln Finance Limited	12/31/2015	2,000,000	-
McGraw-Hill Global Education	3/22/2018	1,000,000	55,896
National Financial Partners	7/1/2018	1,500,000	98,535
National Technical	6/12/2021	160,588	1,507
Noranda Aluminum	11/8/2016	33,611	2,510
Phillips Medsize Corp.	6/14/2019	1,100,000	86,223
PowerSchool, Inc.	7/29/2021	450,000	50,779
ProMach Group, Inc.	10/22/2019	650,000	57,074
Signode Industrial Group	5/1/2019	1,400,000	110,567
Wencor Jazz Acquisition	6/19/2019	330,769	23,800
		$ 16,022,825	$ 1,098,927

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

At February 29, 2016, the following forward foreign currency exchange contracts were outstanding:
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 2/29/16	Net Unrealized Appreciation (Depreciation)
AUD	210,000
for USD	150,398	The Bank of New York Mellon	03/09/2016	$ 150,398	$ 149,818	$ 580
EUR	8,300,000
for USD	9,230,762	The Bank of New York Mellon	03/09/2016	9,230,762	9,032,484	198,278
GBP	1,967,000
for USD	2,871,462	The Bank of New York Mellon	03/09/2016	2,871,462	2,738,139	133,323

Total unrealized appreciation for forward foreing currency exchange contracts						$ 332,181

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Credit Allocation Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
At February 29, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$214,386,456	$1,075,356	($36,929,722)	($35,854,366)

The net tax unrealized appreciation on unfunded commitments is $548,203.

4.	Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Anchorage Credit Funding 1 Ltd. 2015-1A, 6.30% due 07/28/30	05/07/15	$1,000,000	$1,028,757
IronGate Energy Services LLC 11.00% due 07/01/18	07/10/13	230,054	97,200
R&R Ice Cream plc 8.25% due 05/15/20	06/19/14	187,926	142,638
Schahin II Finance CO SPV Ltd 5.88% due 09/25/22	01/08/14	756,445	123,794
Turbine Engines Securitization Ltd, 2013-1A, 6.38% due 12/13/48	11/27/13	344,464	345,508
Unifrax I LLC/Unifrax Holding Co., 7.50% due 02/15/19	08/13/13	1,405,706	1,078,770
		$3,924,595	$2,816,667

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 29, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:	April 29, 2016